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                                ROPES & GRAY LLP
                                ONE METRO CENTER
                              700 12TH STREET, N.W.
                                    SUITE 900
                              WASHINGTON, DC 20005

                   WRITER'S DIRECT DIAL NUMBER: (202) 508-4667

                                February 26, 2007

VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re: BB&T Variable Insurance Funds: File Nos. 333-121205 and 811-21682 Post-Effective Amendment No. 4 to the Registration Statement

Dear Sir or Madam:

     On behalf of BB&T Variable Insurance Funds (the "Trust") and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), accompanying this letter for filing is a conformed copy of Post-Effective Amendment No. 4 to the Trust's Registration Statement under the 1933 Act and Amendment No. 5 under the 1940 Act on Form N-1A. Manually executed signature pages and consents have been obtained prior to the time of this electronic filing and will be retained by BB&T for five years.

     If you have any questions concerning this filing, please call me at (202) 508-4667 or my colleague Melissa Gainor at (202) 508-4662.

                                        Sincerely,


                                        /s/ Alyssa Albertelli
                                        ----------------------------------------
                                        Alyssa Albertelli